Share-based Payments - Non-vested shares (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Share-based Payments
Number of options		0		0		0
Non-vested shares
Share-based Payments
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares)		1,815,919		951,684
Non-vested shares movement
Outstanding at the beginning of the period		2,094,709		2,448,779
Granted		1,815,919		951,684
Vested		(1,119,032)		(1,100,619)
Forfeited		(371,731)		(205,135)
Outstanding at the end of the period		2,419,865		2,094,709		2,448,779
2012 Plan | Non-vested shares
Share-based Payments
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares)		1,815,919		951,684		1,932,680
Vesting period		4 years
Vesting percentage on first anniversary from grant date		25.00%
Percentage of awards vesting on a monthly basis, ending on the fourth anniversary of the grant date		75.00%
Period over which remaining three-fourth shares will vest on a monthly basis		3 years
Aggregate fair value of the restricted shares at grant dates | ¥		¥ 824,474		¥ 657,794		¥ 900,361
Unrecognized compensation cost related to non-vested shares | ¥	¥ 1,280,756	¥ 1,280,756
Weighted-average vesting period over which unrecognized compensation cost is to be recognized		3 years 4 months 24 days
Weighted average granted fair value per share of non-vested shares granted during the year (in dollars per share) | (per share)	¥ 67.66	¥ 469.76	$ 109.00	¥ 706.08	$ 63.31	¥ 392.81
Non-vested shares movement
Granted		1,815,919		951,684		1,932,680
2012 Plan | Non-vested shares | Key management
Share-based Payments
Forfeiture rate (as a percent)		0.00%		0.00%		0.00%
2012 Plan | Non-vested shares | Employees
Share-based Payments
Forfeiture rate (as a percent)		13.00%		13.00%		13.00%